Changes in Carrying Amount of Goodwill by Segment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013		Apr. 28, 2012
Goodwill [Line Items]
Tax basis of goodwill in excess of related basis			$ 96,576
Goodwill impairment charge	18,332	[1]
Nook
Goodwill [Line Items]
Goodwill impairment charge	$ 18,332	[1]

[1]	During the fourth quarter of 2013, the Company determined that goodwill impairment indicators arose in its NOOK reporting unit as recurring losses have led to revisions in its strategic plans. As a result, during the fourth quarter of fiscal 2013, the Company recorded a non-cash goodwill impairment charge of $18,332 in selling and administrative expenses, which represented all the goodwill in the NOOK reporting unit.